Condensed Unaudited Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Operating activities
Net loss for the period	$ (11,447,385)	$ (9,338,299)	$ (11,628,049)	$ (10,757,128)
Adjustments for:
Amortization	990,537	152,716	1,902,366	326,431
Stock-based compensation expense	1,720,483	1,021,818	3,183,349	2,906,388
Interest income	(88,371)	(10,119)	(170,113)	(38,853)
Changes in fair value of warrant derivative	(3,584,770)	4,991,211	(12,257,385)	2,015,434
Deferred income tax expense (recovery)		3,375		(20,381)
Changes in non-cash working capital items:
Receivables	(169,556)	28,969	(277,524)	111,311
Prepaid expenses	717,976	171,204	(7,323,794)	182,388
Inventory	24,903	(387,969)	30,764	(404,367)
Trade payables and accrued liabilities	2,447,617	(832,234)	2,144,121	(926,051)
Customer deposits and construction contract liability	(36,034)	48,904	22,504	59,467
Net cash flows used in operating activities	(9,424,600)	(4,150,424)	(24,373,761)	(6,545,361)
Investing activities
Investments in restricted cash	(18,613)	2,319	(19,456)	(3,154)
Expenditures on plant and equipment	(1,343,334)	(161,589)	(3,025,123)	(247,867)
Net cash flows used in investing activities	(1,361,947)	(159,270)	(3,044,579)	(251,021)
Financing activities
Interest income received	332,352	295	400,728	144,141
Interest income received from net investment in sublease	489	3,730	1,335	6,576
Interest paid				(294)
Interest paid on lease payments	(38,917)	(19,263)	(74,088)	(41,321)
Repayment of shareholder loans		(749)		(1,521)
Repayment of leases	(187,794)	(105,117)	(350,843)	(214,459)
Payment received for net investment in sublease	14,511	26,270	28,665	43,425
Proceeds on issuance of common shares - net of issue costs	(2,887)	35,754,414	142,490,676	35,754,414
Proceeds from issuance of common shares for options exercised	50,329	5,414	499,788	5,414
Proceeds from issuance of common shares for warrants exercised	288,099	108,280	5,014,527	108,280
Net cash flows from financing activities	456,182	35,773,274	148,010,788	35,804,655
Increase/(decrease) in cash and cash equivalents	(10,330,365)	31,463,580	120,592,448	29,008,273
Effect of exchange rate changes on cash	(6,474)	930,626	(14,333)	159,381
Cash and cash equivalents, beginning	260,365,630	5,334,072	129,450,676	8,560,624
Cash and cash equivalents, ending	$ 250,028,791	$ 37,728,278	$ 250,028,791	$ 37,728,278